UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 15, 2008
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27
Form 13F Information Table Value Total:    $ 304622
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      3107     70147 SH        SOLE                    70147
***TYCO ELECTRONICS LTD       COMM             G9144P105      2605     70147 SH        SOLE                    70147
***TYCO INTERNATIONAL LTD     COMM             G9143X208      2821     71135 SH        SOLE                    71135
ALTRIA GROUP INC              COMM             02209S103     21123    279475 SH        SOLE                   279475
AMERICAN GREETINGS CORP CL A  COMM             026375105      9846    485021 SH        SOLE                   485021
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     13475    257454 SH        SOLE                   257454
APACHE CORP                   COMM             037411105     22631    210447 SH        SOLE                   210447
BLACK & DECKER CORP           COMM             091797100     10058    144412 SH        SOLE                   144412
BRUNSWICK CORP                COMM             117043109      4000    234629 SH        SOLE                   234629
CLOROX CO                     COMM             189054109     13265    203546 SH        SOLE                   203546
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     16885    319308 SH        SOLE                   319308
DEVON ENERGY CORP             COMM             25179M103     10876    122321 SH        SOLE                   122321
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      8832    426049 SH        SOLE                   426049
FORTUNE BRANDS INC            COMM             349631101      9463    130770 SH        SOLE                   130770
FREEPORT MCMORAN COPPER &     COMM             35671D857     10843    105852 SH        SOLE                   105852
JOY GLOBAL INC                COMM             481165108     18260    277426 SH        SOLE                   277426
KRAFT FOODS INC               COMM             50075N104      6311    193402 SH        SOLE                   193402
MASCO CORP                    COMM             574599106      6877    318215 SH        SOLE                   318215
MATTEL INC                    COMM             577081102     11238    590252 SH        SOLE                   590252
MERCK & CO INC                COMM             589331107     21327    367006 SH        SOLE                   367006
NEWELL RUBBERMAID INC         COMM             651229106      8812    340487 SH        SOLE                   340487
NORFOLK SOUTHERN CORP         COMM             655844108     18735    371428 SH        SOLE                   371428
PFIZER INC                    COMM             717081103     11756    517187 SH        SOLE                   517187
POLYONE CORP                  COMM             73179P106      4149    630566 SH        SOLE                   630566
TRINITY INDS INC              COMM             896522109     13347    480815 SH        SOLE                   480815
WAL MART STORES INC           COMM             931142103     17279    363535 SH        SOLE                   363535
WASHINGTON MUTUAL INC         COMM             939322103      6702    492426 SH        SOLE                   492426